S000046193 [Member] Investment Strategy - FlexShares Disciplined Duration MBS Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Underlying Index is designed to reflect the performance of a selection of investment-grade US agency residential mortgage backed pass-through securities. The term “US agency mortgage-backed pass-through security” (“MBS”) refers to a category of pass-through securities backed by pools of mortgages and issued by one of the following US government agencies: the Federal National Mortgage Association (FNMA or Fannie Mae), the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) or the Government National Mortgage Association (GNMA or Ginnie Mae) (each a “US Agency”). The Underlying Index is formed by grouping the universe of individual fixed-rate MBS pools into generic cohorts. These generic cohorts are then assessed based on certain criteria, as determined by ICE Data Indices, LLC as the Index Provider (“Index Provider” or “ICE”), to determine eligibility for inclusion in the Underlying Index. The constituent securities of the Underlying Index are MBS pools that represent generic cohorts included in the Underlying Index. MBS that are eligible for inclusion in the Underlying Index must (a) be publicly issued by a US Agency, (b) have a weighted average remaining time to final stated maturity of at least one year, (c) have at least $5 billion or more of outstanding face value in the coupon for a given agency program, (d) have at least $1 billion or more of outstanding face value at the time of inclusion in the Underlying Index and at least $250 million to remain in the Underlying Index and (e) are characterized by one or more of the following fixed-rate mortgage programs: 30-year, 20-year, and 15-year maturities. The Underlying Index constituents are capitalization-weighted, based on their outstanding face value times price plus accrued interest, adjusted by the Index Provider, to achieve an effective duration that is generally between 3.25 and 4.25 years. Balloon, mobile home, graduated payment and quarter coupon fixed rate mortgages are excluded from the Underlying Index, as are all collateralized mortgage obligations.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
The Fund generally will invest under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of the Underlying Index and in “TBA Transactions” (defined below) that rep resent securities in the Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts and options on futures contracts, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, coupon rate, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date. The Fund expects to enter into such contracts on a regular basis, and pending settlement of such contracts, the Fund will invest its assets in liquid, short-term instruments, which may include shares of money market funds advised by NTI or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund, in which it may invest, in addition to the Fund’s own fees and expenses.
The Underlying Index is sponsored by the Index Provider. The Index Provider is not affiliated with the Fund or NTI. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index in accordance with a published methodology and disseminates information regarding the market value of the Underlying Index. The Underlying Index is rebalanced on the last calendar day of each month. The Fund generally rebalances its portfolio in accordance with the Underlying Index. As of December 31, 2025, there were 554 MBS in the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) are not considered to be issued by members of any industry.